Condensed Financial Information Parent Company Only (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net income	$ 13,431,855	$ 13,739,940
Net cash provided by operating activities	14,930,517	15,735,245
Dividends paid on common stock	(3,675,082)	(3,712,750)
Net cash provided by financing activities	26,457,717	40,047,912
Net increase in cash	(50,705,815)	(39,218,598)
Cash Paid for Interest	11,684,800	4,014,956
Dividends declared	5,028,021	4,967,035
Dividends reinvested	(1,382,446)	(1,210,599)
Parent Company [Member]
Net income	13,431,855	13,739,940
Equity in undistributed net income of subsidiary	(9,827,048)	(9,457,911)
(Increase) decrease in income taxes receivable	(100,010)	(38,377)
Net cash provided by operating activities	3,504,797	4,243,652
Dividends paid on preferred stock	(120,938)	(66,563)
Dividends paid on common stock	(3,675,082)	(3,712,750)
Net cash provided by financing activities	(3,796,020)	(3,779,313)
Net increase in cash	(291,223)	464,339
Cash Beginning	1,372,381	908,042
Cash Ending	1,081,158	1,372,381
Cash Received for Income Taxes	223,816	185,439
Cash Paid for Interest	1,053,873	573,603
Dividends declared	5,028,021	4,967,035
Increase in dividends payable attributable to dividends declared	29,507	(43,686)
Dividends reinvested	(1,382,446)	(1,210,599)
Total common shares dividends paid	$ 3,675,082	$ 3,712,750